Note 5 - Share Capital (Tables)	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of stock options	Weighted average exercise price

Balance at September 30, 2023	212,161	$11.65
Granted	130,000	$1.84
Expired	(1,761)	$38.20
Balance at September 30, 2024	340,400	$7.76
Granted	231,000	$35.48
Cancelled (1)	(55,750)	$16.26
Exercised	(155,700)	$8.61
Balance at September 30, 2025	359,950	$23.87

Disclosure of number of issued and outstanding stock options [Text Block]
	Stock Options Outstanding and Exercisable
Expiry Date	Number of stock options	Exercisable	Exercise price	Remaining life (Years)
November 17, 2025*	14,200	14,200	$6.25	0.13
February 16, 2028	27,250	10,250	$5.25	2.38
March 22, 2029	102,500	37,500	$1.84	3.48
October 3, 2029	55,000	20,000	$1.65	4.01
February 26, 2030	126,000	-	US$35.00	4.41
February 26, 2030	35,000	10,208	US$35.00	4.41

Disclosure of number of exercised stock options [Table Text Block]
Exercise date	Exercise price	Number of stock options exercised	Weighted average share price on exercise date
October 18, 2024	$6.25	11,300	$7.45
October 18, 2024	$5.25	6,750	$4.45
October 18, 2024	$1.84	17,500	$11.55
October 18, 2024	$1.65	10,000	$6.60
October 30, 2024	$8.25	15,000	$6.43
October 30, 2024	$1.84	5,000	$2.14
October 30, 2024	$1.65	5,000	$2.14
November 6, 2024	$6.25	19,000	$9.36
November 8, 2024	$38.00	12,000	$5.04
December 17, 2024	$6.25	9,500	$3.43
February 25, 2025	$8.25	15,000	$4.68
March 7, 2025	$5.25	3,250	$1.10
March 7, 2025	$6.25	16,000	$5.39
March 28, 2025	$1.84	5,000	$1.67
May 14, 2025	$6.25	1,400	$0.41
August 14, 2025	$38.00	4,000	$1.55
		155,700	$73.39

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of RSUs	Weighted average exercise price
Balance at September 30, 2023	222,000	$10.89
Exercised	(30,000)	$7.75
Balance at September 30, 2024	192,000	$11.38
Granted	600	$51.98
Exercised	(115,450)	$7.80
Balance at September 30, 2025	77,150	$8.80

Disclosure of number of outstanding and exercisable restricted share units [text block]
	RSUs Outstanding and Exercisable
Expiry Date	Number of RSUs	Exercisable	Fair value on grant date	Remaining life (Years)
February 1, 2027	5,000	3,750	$15.25	1.34
February 1, 2027	7,000	5,250	$15.00	1.34
April 27, 2027	10,000	5,000	$6.35	1.57
December 1, 2027	55,000	-	$7.75	2.17
March 3, 2030	150	-	$51.98	4.42

Disclosure of restricted share units exercised [text block]
Exercise date	Number of RSUs exercised	Weighted average share price on exercise date
October 18, 2024	10,000	$8.90
October 18, 2024	50,000	$44.48
January 27, 2025	55,000	$21.54
September 3, 2025	450	$0.21
	115,450	$75.13

Explanation of effect of share-based payments on entity's profit or loss [text block]
	For the year ended:
	September 30, 2025	September 30, 2024	September 30, 2023
	$	$	$
Stock options	2,958,217	386,975	50,350
Restricted share units – equity settled grants	224,486	452,796	1,101,781
Total share-based compensation expense	3,182,703	839,771	1,152,131
	For the year ended:
	September 30, 2025	September 30, 2024	September 30, 2023

Consulting fees	62,980	47,861	43,736
Directors’ compensation	497,306	493,793	1,156,523
Research and development	2,622,417	298,117	(48,128)
Total share-based compensation expense	3,182,703	839,771	1,152,131

Disclosure of warrant activity [text block]
	Number of warrants	Weighted average exercise price
Balance at September 30, 2023	1,047,520	$21.12
Issued	722,015	2.12
Expired	(852,720)	24.40
Balance at September 30, 2024	916,815	$3.10
Issued on exercise of PFWs	72,950	6.75
Exercised	(608,000)	4.26
Expired	(20,000)	6.75
Balance at September 30 2025	361,765	$1.70

Disclosure of warrants issued and outstanding [text block]
	Warrants Outstanding
Expiry Date	Number of warrants	Exercise price	Remaining life (Years)
December 22, 2028	361,765	$1.70	3.23

Disclosure of number of exercised warrants [Table Text Block]
Exercise date	Exercise price	Number of warrants exercised	Weighted average share price on exercise date
October 15, 2024	$6.75	307,200	$22.29
October 24, 2024	$6.75	800	$0.09
October 30, 2024	$1.70	300,000	$32.92
		608,000	$55.30